          THE DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R) VARIABLE ANNUITY

                                    Issued by

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                       Supplement Dated November 11, 2002
                                     to the
                          Prospectus dated May 1, 2002

An optional "Liquidity Rider" is available for the Dreyfus/Transamerica Triple Advantage(R) Variable Annuity. You can elect this rider which reduces the number of years each purchase payment is subject to surrender charges. You can only elect this rider at the time you purchase your contract. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Occidental Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (877) 717-8861 for additional information regarding the availability of the Liquidity Rider in your state.

                 This Prospectus Supplement must be accompanied
                            by the Prospectus for the

   Dreyfus/Transamerica Triple Advantage(R) Variable Annuity Dated May 1, 2002

The following hereby amends, and to the extent inconsistent replaces, the corresponding Annuity Contract Fee Table in the prospectus.


=================================================================================================================================
                                                   ANNUITY CONTRACT FEE TABLE*
=================================================================================================================================
                                                                                 Variable Account Annual Expenses
              Contract Owner Transaction Expenses                           (as a percentage of average account value)
--------------------------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments .........................    0    Mortality and Expense Risk Charges/(6)/ ...........     1.15%
Maximum Surrender Charge                                          Administrative Charge .............................     0.15%
                                                                                                                          -----
    (as a % of purchase payments surrendered)/(1)/ ......    7%   TOTAL VARIABLE ACCOUNT
Annual Service Charge/(2)/ ...........   $0 - $35 Per Contract      ANNUAL EXPENSES .................................     1.30%
Transfer Fee/(3)/ ...........................         $0 - $10
---------------------------------------------------------------------------------------------------------------------------------

Optional Rider Fees:                                              Optional Separate Account Expenses:
-------------------                                               ----------------------------------
Guaranteed Minimum Income Benefit Rider/(4)/............. 0.45%   Double Enhanced Death Benefit/(7)/ ................     0.15%
                                                                                                                          -----
  (as an annual % of the minimum annuitization                    Liquidity Rider/(8)/ ..............................     0.40%
                                                                                                                          -----
  value on each contract anniversary)
Tax Relief Rider/(5)/ ................................... 0.25%
  (as an annual % of the account value on each
  rider anniversary)
---------------------------------------------------------------------------------------------------------------------------------

                                                 Portfolio Annual Expenses/(10)/
                   (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Total
                                                                                                     Rule           Portfolio
                                                                 Management           Other          12b-1           Annual
                                                                    Fees            Expenses      Fees/(11)(12)/    Expenses
---------------------------------------------------------------------------------------------------------------------------------
Transamerica Equity                                                 0.75%            0.10%              -             0.85%
Appreciation                                                        0.75%            0.10%           0.25%            1.10%
Balanced/(13)/                                                      0.75%            0.16%           0.09%            1.00%
Disciplined Stock/(13)/                                             0.75%            0.13%           0.12%            1.00%
Growth and Income/(13)/                                             0.75%            0.12%           0.14%            1.01%
International Equity                                                0.75%            0.47%           0.25%            1.47%
International Value/(13)/                                           0.80%            0.60%           0.00%            1.40%
Limited Term High Income/(13)/                                      0.65%            0.25%           0.01%            0.91%
Money Market                                                        0.50%            0.08%              -             0.58%
Quality Bond                                                        0.65%            0.11%           0.25%            1.01%
Small Cap                                                           0.75%            0.11%           0.25%            1.11%
Small Company Stock                                                 0.75%            0.39%           0.25%            1.39%
Special Value/(13)/                                                 0.74%            0.24%           0.02%            1.00%
Stock Index                                                         0.25%            0.07%           0.25%            0.57%
Socially Responsible Growth                                         0.75%            0.09%           0.25%            1.09%
Core Bond/(13)/                                                     0.43%            0.30%           0.07%            0.80%
Core Value/(13)/                                                    0.73%            0.27%           0.00%            1.00%
Emerging Leaders/(13)/                                              0.74%            0.65%           0.11%            1.50%
Emerging Markets/(13)/                                              0.00%            2.00%           0.00%            2.00%
Founders Discovery/(13)/                                            0.79%            0.62%           0.08%            1.49%
Founders Growth/(13)/                                               0.65%            0.35%           0.00%            1.00%
Founders International Equity/(13)/                                 0.28%            1.22%           0.00%            1.50%
Founders Passport/(13)/                                             0.00%            1.50%           0.00%            1.50%
Japan/(13)/                                                         0.00%            1.50%           0.00%            1.50%
MidCap Stock/(13)/                                                  0.75%            0.17%           0.08%            1.00%
Technology Growth                                                   0.75%            0.20%           0.25%            1.20%
=================================================================================================================================


*Different contract fees and charges may apply to those contracts purchased prior to May 1, 2002. Check your contract for details.

/(1)/ The surrender charge, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. The surrender charge is decreased based on the number of years since the purchase payment was made, from 7% in the year in which the purchase payment was made, to 0% in the eighth year after the purchase payment was made (the fifth year if the Liquidity Rider is elected). If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

/(2)/ The service charge applies to the fixed account and the variable account, and is assessed on a pro rata basis relative to each account's account value as a percentage of the contract's total account value. The service charge is deducted on each contract anniversary and at the time of surrender.

/(3)/ The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. There is no fee for the first 18 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The annual Guaranteed Minimum Income Benefit fee is 0.45% of the minimum annuitization value (as defined under "Guaranteed Minimum Income Benefit") and is deducted only during the accumulation phase. If you annuitize under the rider and elect the guaranteed minimum payment option, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.

/(5)/ The annual Tax Relief Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.

/(6)/ The mortality and expense risk fee shown (1.15%) is for the "Return of Premium Death Benefit."

/(7)/ The fee for the "Double Enhanced Death Benefit" is in addition to the mortality and expense risk fee of 1.15%.

/(8)/ The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged in the first four contract years.

/(9)/ The Double Enhanced Death Benefit fee and the Liquidity Rider fee are included herein. The "Total Separate Account Annual Expenses" shown does not include fees for the Guaranteed Minimum Income Benefit or the Tax Relief Rider. Only mortality and expense risk fee and the administrative charge are applicable during the income phase of the Contract.

/(10)/ The fee table information relating to the underlying funds is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

/(11)/ The Fees shown are for the Service Class Shares, except for the Money
       Market Portfolio and Transamerica Equity. Contracts purchased before January 22, 2001 generally are invested only in the Initial Class Shares. If you are invested in the Initial Class Shares of each portfolio, the Total Portfolio Annual Expenses would be lower, since the Initial Class Shares are not subject to a Rule 12b-1 Fee. Consult the portfolio prospectuses for more information.

/(12)/ The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by Transamerica Occidental Life Insurance Company selling contracts investing in those portfolios. The amount of the Rule 12b-1 Fee is 0.25% per year before any fee waivers and/or expense reimbursements.


/(13)/ Total Portfolio Annual Expenses shown are net of any fee waiver and/or expense reimbursement. Without such waivers or reimbursement of expenses, the management fee, other expenses, 12b-1 fee, and Total Portfolio Annual Expenses would be as follows:
       0.75%, 0.16%, 0.25%, 1.16% - Balanced;
       0.75%, 0.13%, 0.25%, 1.13% - Disciplined Stock;
       0.75%, 0.12%, 0.25%, 1.12% - Growth & Income;
       1.00%, 0.74%, 0.25%, 1.99% - International Value;
       0.65%, 0.25%, 0.25%, 1.15% - Limited Term High Income;
       0.75%, 0.24%, 0.25%, 1.24% - Special Value;
       0.60%, 0.30%, 0.25%, 1.15% - Core Bond;
       0.75%, 0.27%, 0.25%, 1.27% - Core Value;
       0.90%, 0.65%, 0.25%, 1.80% - Emerging Leaders;
       1.25%, 4.14%, 0.25%, 5.64% - Emerging Markets;
       0.90%, 0.62%, 0.25%, 1.77% - Founders Discovery;
       0.75%, 0.40%, 0.25%, 1.40% - Founders Growth;
       1.00%, 1.30%, 0.25%, 2.55% - Founders International Equity;
       1.00%, 2.81%, 0.25%, 4.06% - Founders Passport;
       1.00%, 3.54%, 0.25%, 4.79% - Japan; and
       0.75%, 0.17%, 0.25%, 1.17% - MidCap.

The following hereby amends, and to the extent inconsistent replaces, the Annuity Contract Fee Table Examples contained in the prospectus.

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire account value is in the applicable subaccount, assuming the Guaranteed Minimum Income Benefit, the Tax Relief Rider and the Liquidity Rider have all been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit

If you purchased your contract prior to May 1, 2002, the amount shown may vary.

====================================================================================================================================
                                                                                                 If the Contract is annuitized at
                                                           If the Contract is surrendered         the end of the applicable time
                                                            at the end of the applicable       period or if the Contract is simply
                                                                    time period.                  kept in the accumulation phase.
                                                        ----------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Equity                                A     $102     $154      $171      $346      $33      $103     $171      $346
                                                   ---------------------------------------------------------------------------------
                                                   B     $104     $158      $178      $360      $35      $107     $178      $360
------------------------------------------------------------------------------------------------------------------------------------
Appreciation                                       A     $105     $161      $183      $370      $36      $110     $183      $370
                                                   ---------------------------------------------------------------------------------
                                                   B     $106     $165      $190      $383      $37      $114     $190      $383
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                           A     $104     $158      $178      $360      $35      $107     $178      $360
                                                   ---------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Stock                                  A     $104     $158      $178      $360      $35      $107     $178      $360
                                                   ---------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income                                  A     $104     $158      $178      $361      $35      $107     $178      $361
                                                   ---------------------------------------------------------------------------------
                                                   B     $106     $163      $186      $375      $36      $112     $186      $375
------------------------------------------------------------------------------------------------------------------------------------
International Equity                               A     $109     $172      $200      $403      $40      $121     $200      $403
                                                   ---------------------------------------------------------------------------------
                                                   B     $110     $176      $207      $416      $41      $125     $207      $416
------------------------------------------------------------------------------------------------------------------------------------
International Value                                A     $108     $170      $197      $397      $39      $119     $197      $397
                                                   ---------------------------------------------------------------------------------
                                                   B     $110     $174      $204      $410      $40      $123     $204      $410
------------------------------------------------------------------------------------------------------------------------------------
Limited Term High Income                           A     $103     $155      $174      $352      $34      $104     $174      $352
                                                   ---------------------------------------------------------------------------------
                                                   B     $104     $160      $181      $366      $35      $109     $181      $366
------------------------------------------------------------------------------------------------------------------------------------
Money Market                                       A     $99      $146      $157      $320      $31      $95      $157      $320
                                                   ---------------------------------------------------------------------------------
                                                   B     $101     $150      $165      $335      $32      $99      $165      $335
------------------------------------------------------------------------------------------------------------------------------------
Quality Bond                                       A     $104     $158      $178      $361      $35      $107     $178      $361
                                                   ---------------------------------------------------------------------------------
                                                   B     $106     $163      $186      $375      $36      $112     $186      $375
------------------------------------------------------------------------------------------------------------------------------------
Small Cap                                          A     $105     $161      $183      $370      $36      $110     $183      $370
                                                   ---------------------------------------------------------------------------------
                                                   B     $107     $166      $190      $384      $37      $115     $190      $384
------------------------------------------------------------------------------------------------------------------------------------
Small Company Stock                                A     $108     $169      $196      $396      $39      $118     $196      $396
                                                   ---------------------------------------------------------------------------------
                                                   B     $110     $174      $204      $409      $40      $123     $204      $409
------------------------------------------------------------------------------------------------------------------------------------
Special Value                                      A     $104     $158      $178      $360      $35      $107     $178      $360
                                                   ---------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
------------------------------------------------------------------------------------------------------------------------------------
Stock Index                                        A     $99      $145      $157      $319      $31      $94      $157      $319
                                                   ---------------------------------------------------------------------------------
                                                   B     $101     $150      $164      $334      $32      $99      $164      $334
------------------------------------------------------------------------------------------------------------------------------------
Socially Responsible Growth Fund                   A     $105     $161      $182      $369      $36      $110     $182      $369
                                                   ---------------------------------------------------------------------------------
                                                   B     $106     $165      $189      $382      $37      $114     $189      $382
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                          A     $102     $152      $168      $341      $33      $101     $168      $341
                                                   ---------------------------------------------------------------------------------
                                                   B     $103     $156      $175      $355      $34      $105     $175      $355
------------------------------------------------------------------------------------------------------------------------------------
Core Value                                         A     $104     $158      $178      $360      $35      $107     $178      $360
                                                   ---------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
====================================================================================================================================

EXAMPLES - TABLE B - continued...

====================================================================================================================================
                                                                                                 If the Contract is annuitized at
                                                           If the Contract is surrendered         the end of the applicable time
                                                            at the end of the applicable       period or if the Contract is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        ----------------------------------------------------------------------------
Subaccounts                                                1        3         5        10         1        3         5       10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
------------------------------------------------------------------------------------------------------------------------------------
Emerging Leaders                                   A     $109     $172      $202      $406      $40      $121     $202      $406
                                                   ---------------------------------------------------------------------------------
                                                   B     $111     $177      $209      $419      $41      $126     $209      $419
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                   A     $114     $187      $225      $449      $45      $136     $225      $449
                                                   ---------------------------------------------------------------------------------
                                                   B     $116     $191      $232      $461      $46      $140     $232      $461
------------------------------------------------------------------------------------------------------------------------------------
Founders Discovery                                 A     $109     $172      $201      $405      $40      $121     $201      $405
                                                   ---------------------------------------------------------------------------------
                                                   B     $111     $177      $208      $418      $41      $126     $208      $418
------------------------------------------------------------------------------------------------------------------------------------
Founders Growth                                    A     $104     $158      $178      $360      $35      $107     $178      $360
                                                   ---------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
------------------------------------------------------------------------------------------------------------------------------------
Founders International Equity                      A     $109     $172      $202      $406      $40      $121     $202      $406
                                                   ---------------------------------------------------------------------------------
                                                   B     $111     $177      $209      $419      $41      $126     $209      $419
------------------------------------------------------------------------------------------------------------------------------------
Founders Passport                                  A     $109     $172      $202      $406      $40      $121     $202      $406
                                                   ---------------------------------------------------------------------------------
                                                   B     $111     $177      $209      $419      $41      $126     $209      $419
------------------------------------------------------------------------------------------------------------------------------------
Japan                                              A     $109     $172      $202      $406      $40      $121     $202      $406
                                                   ---------------------------------------------------------------------------------
                                                   B     $111     $177      $209      $419      $41      $126     $209      $419
------------------------------------------------------------------------------------------------------------------------------------
MidCap Stock                                       A     $104     $158      $178      $360      $35      $107     $178      $360
                                                   ---------------------------------------------------------------------------------
                                                   B     $105     $162      $185      $374      $36      $111     $185      $374
------------------------------------------------------------------------------------------------------------------------------------
Technology Growth                                  A     $106     $164      $187      $379      $37      $113     $187      $379
                                                   ---------------------------------------------------------------------------------
                                                   B     $108     $168      $195      $392      $38      $117     $195      $392
====================================================================================================================================

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of 0.0388% based on average account value of $90,209.00 (as of December 31, 2001).

Liquidity Rider

The optional Liquidity Rider reduces the number of years each purchase payment is subject to surrender charges. You can only elect this rider at the time you purchase the contract.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

  ----------------------------------------------------
    Number of Years Since        Surrender Charge
    Purchase Payment Date      (as a percentage of
                                 purchase payment
                                   surrendered)
  ----------------------------------------------------
            0 - 1                       7%
            1 - 2                       7%
            2 - 3                       6%
            3 - 4                       6%
          4 or more                     0%
  ----------------------------------------------------

Rider Fee. A rider fee equal to an effective annual rate of 0.40% of the daily net asset value in the separate account is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years. In addition, interest credited to the fixed account may be lower than interest credited to the policy without the Liquidity Rider.

Variable Accumulation Unit Values. After the end of the fourth contract year, the 0.40% rider fee will no longer be assessed. We intend to administer the removal of the 0.40% charge by changing to a different class of variable accumulation units. This will result in adjusting the number of variable accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth contract year. The elimination of the fee and the adjustment in the number of variable accumulation units and unit values will not affect contract values.

Performance Data. The Historical Performance Data in Appendix B to the prospectus and in other marketing material does not reflect the fee for the Liquidity Rider. Performance figures would be lower if the fee were included.

Termination.  The rider is irrevocable.

The Liquidity Rider may vary by state and may not be available in all states.

            DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R) VARIABLE ANNUITY

                                    Issued by

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                       Supplement Dated November 11, 2002

                                     to the

                          Prospectus dated May 1, 2002

An optional "premium accelerator" rider is available at the time you buy your Dreyfus/Transamerica Triple Advantage(R) Variable Annuity. If you elect this rider, each purchase payment will receive a premium accelerator that Transamerica adds to your contract value. We may change the accelerator rate at any time. Under certain circumstances, you might forfeit (or lose) the premium accelerator. There is an extra charge for this rider.

Generally, an annuity with a premium accelerator may have higher expenses than a similar annuity without a premium accelerator. Accordingly, you should always consider the expenses along with the features and optional benefits to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium accelerator rider may not be available in all states at the date of this supplement. Please contact Transamerica at (877) 717-8861 for additional information regarding the availability of the premium accelerator rider in your state.


=================================================================================================================================
                                                    ANNUITY CONTRACT FEE TABLE*
=================================================================================================================================
                                                                                 Variable Account Annual Expenses
              Contract Owner Transaction Expenses                           (as a percentage of average account value)
---------------------------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments ........................    0     Mortality and Expense Risk Charges/(6)/ ................  1.15%
Maximum Surrender Charge                                          Administrative Charge ..................................  0.15%
                                                                                                                            ----
    (as a % of purchase payments surrendered)/(1)/ .....    9%    TOTAL VARIABLE ACCOUNT
Annual Service Charge/(2)/ ............  $0 - $35 Per Contract      ANNUAL EXPENSES ......................................  1.30%
Transfer Fee/(3)/ ................................   $0 - $10
---------------------------------------------------------------------------------------------------------------------------------

Optional Rider Fees:                                              Optional Separate Account Expenses:
-------------------                                               ----------------------------------
Guaranteed Minimum Income Benefit Rider/(4)/ ........... 0.45%    Double Enhanced Death Benefit/(7)/ .....................  0.15%
  (as an annual % of the minimum annuitization                    Premium Accelerator Rider Fee/(8)/                        0.35%
                                                                                                                            ----
  value on each contract anniversary)
Tax Relief Rider/(5)/ .................................. 0.25%
  (as an annual % of the account value on each
  rider anniversary)
---------------------------------------------------------------------------------------------------------------------------------
                                                 Portfolio Annual Expenses /(10)/
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Total
                                                                                              Rule             Portfolio
                                                                Management     Other          12b-1             Annual
                                                                   Fees       Expenses    Fees/(11)(12)/       Expenses
---------------------------------------------------------------------------------------------------------------------------------
Transamerica Equity                                               0.75%         0.10%           -               0.85%
Appreciation                                                      0.75%         0.10%        0.25%              1.10%
Balanced/(13)/                                                    0.75%         0.16%        0.09%              1.00%
Disciplined Stock/(13)/                                           0.75%         0.13%        0.12%              1.00%
=================================================================================================================================

=================================================================================================================================
                                              ANNUITY CONTRACT FEE TABLE* (continued)
=================================================================================================================================
                                                  Portfolio Annual Expenses/(10)/
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Total
                                                                                                    Rule            Portfolio
                                                                 Management         Other           12b-1            Annual
                                                                    Fees           Expenses     Fees/(11)(12)/      Expenses
---------------------------------------------------------------------------------------------------------------------------------
Growth and Income/(13)/                                             0.75%            0.12%           0.14%            1.01%
International Equity                                                0.75%            0.47%           0.25%            1.47%
International Value/(13)/                                           0.80%            0.60%           0.00%            1.40%
Limited Term High Income/(13)/                                      0.65%            0.25%           0.01%            0.91%
Money Market                                                        0.50%            0.08%              -             0.58%
Quality Bond                                                        0.65%            0.11%           0.25%            1.01%
Small Cap                                                           0.75%            0.11%           0.25%            1.11%
Small Company Stock                                                 0.75%            0.39%           0.25%            1.39%
Special Value/(13)/                                                 0.74%            0.24%           0.02%            1.00%
Stock Index                                                         0.25%            0.07%           0.25%            0.57%
Socially Responsible Growth                                         0.75%            0.09%           0.25%            1.09%
Core Bond/(13)/                                                     0.43%            0.30%           0.07%            0.80%
Core Value/(13)/                                                    0.73%            0.27%           0.00%            1.00%
Emerging Leaders/(13)/                                              0.74%            0.65%           0.11%            1.50%
Emerging Markets/(13)/                                              0.00%            2.00%           0.00%            2.00%
Founders Discovery/(13)/                                            0.79%            0.62%           0.08%            1.49%
Founders Growth/(13)/                                               0.65%            0.35%           0.00%            1.00%
Founders International Equity/(13)/                                 0.28%            1.22%           0.00%            1.50%
Founders Passport/(13)/                                             0.00%            1.50%           0.00%            1.50%
Japan/(13)/                                                         0.00%            1.50%           0.00%            1.50%
MidCap Stock/(13)/                                                  0.75%            0.17%           0.08%            1.00%
Technology Growth                                                   0.75%            0.20%           0.25%            1.20%
=================================================================================================================================

*During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

/(1)/ The surrender charge, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. The surrender charge is decreased based on the number of years since the purchase payment was made, from 9% in the year in which the purchase payment was made, to 0% in the tenth year after the purchase payment was made if you elect the premium accelerator rider. If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

/(2)/ The service charge applies to the fixed account and the variable account, and is assessed on a pro rata basis relative to each account's account value as a percentage of the contract's total account value. The service charge is deducted on each contract anniversary and at the time of surrender.

/(3)/ The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. There is no fee for the first 18 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The annual Guaranteed Minimum Income Benefit fee is 0.45% of the minimum annuitization value (as defined under "Guaranteed Minimum Income Benefit") and is deducted only during the accumulation phase. If you annuitize under the rider and elect the guaranteed minimum payment option, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.

/(5)/ The annual Tax Relief Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.

/(6)/ The mortality and expense risk fee shown (1.15%) is for the "Return of Premium Death Benefit".

/(7)/ The fee for the "Double Enhanced Death Benefit" is in addition to the mortality and expense risk fee of 1.15%.

/(8)/  The fee is only deducted during the first nine contract years.

/(9)/ The Double Enhanced Death Benefit fee is included herein. The "Total Separate Account Annual Expenses" shown does not include optional rider fees except for the premium accelerator rider. Since the 0.35% fee for that rider is only deducted during the first nine contract years, the maximum Separate Account Annual Expenses after the first nine years is 1.45%. The mortality and expense risk fee and the administrative charge are applicable during the income phase of the Contract.

/(10)/ The fee table information relating to the underlying funds is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

/(11)/ The Fees shown are for the Service Class Shares, except for the Money Market Portfolio and Transamerica Equity. Contracts purchased before January 22, 2001 generally are invested only in the Initial Class Shares. If you are invested in the Initial Class Shares of each portfolio, the Total Portfolio Annual Expenses would be lower, since the Initial Class Shares are not subject to a Rule 12b-1 Fee. Consult the portfolio prospectuses for more information.

/(12)/ The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by Transamerica Occidental Life Insurance Company selling contracts investing in those portfolios. The amount of the Rule 12b-1 Fee is 0.25% per year before any fee waivers and/or expense reimbursements.


/(13)/ Total Portfolio Annual Expenses shown are net of any fee waiver and/or expense reimbursement. Without such waivers or reimbursement of expenses, the management fee, other expenses, 12b-1 fee, and Total Portfolio Annual Expenses would be as follows:
        0.75%, 0.16%, 0.25%, 1.16% - Balanced;
        0.75%, 0.13%, 0.25%, 1.13% - Disciplined Stock;
        0.75%, 0.12%, 0.25%, 1.12% - Growth & Income;
        1.00%, 0.74%, 0.25%, 1.99% - International Value;
        0.65%, 0.25%, 0.25%, 1.15% - Limited Term High Income;
        0.75%, 0.24%, 0.25%, 1.24% - Special Value;
        0.60%, 0.30%, 0.25%, 1.15% - Core Bond;
        0.75%, 0.27%, 0.25%, 1.27% - Core Value;
        0.90%, 0.65%, 0.25%, 1.80% - Emerging Leaders;
        1.25%, 4.14%, 0.25%, 5.64% - Emerging Markets;
        0.90%, 0.62%, 0.25%, 1.77% - Founders Discovery;
        0.75%, 0.40%, 0.25%, 1.40% - Founders Growth;
        1.00%, 1.30%, 0.25%, 2.55% - Founders International Equity;
        1.00%, 2.81%, 0.25%, 4.06% - Founders Passport;
        1.00%, 3.54%, 0.25%, 4.79% - Japan; and
        0.75%, 0.17%, 0.25%, 1.17% - MidCap.

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire account value is in the applicable subaccount, and assuming that the Guaranteed Minimum Income Benefit, the Tax Relief Rider, and the Premium Accelerator Rider have all been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit

====================================================================================================================================
                                                                                                 If the Contract is annuitized at
                                                           If the Contract is surrendered         the end of the applicable time
                                                            at the end of the applicable       period or if the Contract is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        ----------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Equity                                A     $121     $161      $215      $362      $33      $101     $172      $362
                                                   ---------------------------------------------------------------------------------
                                                   B     $123     $165      $222      $376      $34      $105     $180      $376
------------------------------------------------------------------------------------------------------------------------------------
Appreciation                                       A     $124     $168      $227      $385      $35      $108     $184      $385
                                                   ---------------------------------------------------------------------------------
                                                   B     $126     $172      $234      $399      $37      $113     $192      $399
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                           A     $123     $165      $222      $376      $34      $105     $180      $376
                                                   ---------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Stock                                  A     $123     $165      $222      $376      $34      $105     $180      $376
                                                   ---------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income                                  A     $123     $165      $223      $377      $35      $106     $180      $377
                                                   ---------------------------------------------------------------------------------
                                                   B     $125     $170      $230      $391      $36      $110     $187      $391
------------------------------------------------------------------------------------------------------------------------------------
International Equity                               A     $128     $179      $245      $418      $39      $119     $202      $418
                                                   ---------------------------------------------------------------------------------
                                                   B     $130     $183      $252      $431      $41      $123     $209      $431
------------------------------------------------------------------------------------------------------------------------------------
International Value                                A     $127     $177      $241      $412      $38      $117     $199      $412
                                                   ---------------------------------------------------------------------------------
                                                   B     $129     $181      $248      $425      $40      $121     $206      $425
------------------------------------------------------------------------------------------------------------------------------------
Limited Term High Income                           A     $122     $162      $218      $368      $34      $103     $175      $368
                                                   ---------------------------------------------------------------------------------
                                                   B     $124     $167      $225      $382      $34      $107     $183      $382
------------------------------------------------------------------------------------------------------------------------------------
Money Market                                       A     $118     $153      $202      $337      $30      $ 93     $159      $337
                                                   ---------------------------------------------------------------------------------
                                                   B     $120     $157      $209      $351      $32      $ 97     $167      $351
------------------------------------------------------------------------------------------------------------------------------------
Quality Bond                                       A     $123     $165      $223      $377      $35      $106     $180      $377
                                                   ---------------------------------------------------------------------------------
                                                   B     $125     $170      $230      $391      $36      $110     $187      $391
------------------------------------------------------------------------------------------------------------------------------------
Small Cap                                          A     $124     $168      $227      $386      $35      $109     $185      $386
                                                   ---------------------------------------------------------------------------------
                                                   B     $126     $173      $235      $400      $37      $113     $192      $400
------------------------------------------------------------------------------------------------------------------------------------
Small Company Stock                                A     $127     $176      $241      $411      $38      $117     $198      $411
                                                   ---------------------------------------------------------------------------------
                                                   B     $129     $181      $248      $424      $40      $121     $205      $424
------------------------------------------------------------------------------------------------------------------------------------
Special Value                                      A     $123     $165      $222      $376      $34      $105     $180      $376
                                                   ---------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Stock Index                                        A     $118     $152      $201      $336      $30      $ 93     $159      $336
                                                   ---------------------------------------------------------------------------------
                                                   B     $120     $157      $209      $350      $32      $ 97     $166      $350
------------------------------------------------------------------------------------------------------------------------------------
Socially Responsible Growth Fund                   A     $124     $168      $227      $384      $35      $108     $184      $384
                                                   ---------------------------------------------------------------------------------
                                                   B     $126     $172      $234      $398      $37      $112     $191      $398
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                          A     $121     $159      $213      $358      $32      $100     $170      $358
                                                   ---------------------------------------------------------------------------------
                                                   B     $122     $163      $220      $372      $34      $104     $177      $372
------------------------------------------------------------------------------------------------------------------------------------
Core Value                                         A     $123     $165      $222      $376      $34      $105     $180      $376
                                                   ---------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Emerging Leaders                                   A     $128     $180      $246      $421      $39      $120     $203      $421
                                                   ---------------------------------------------------------------------------------
                                                   B     $130     $184      $253      $434      $41      $124     $210      $434
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                   A     $134     $194      $269      $463      $44      $134     $227      $463
                                                   ---------------------------------------------------------------------------------
                                                   B     $135     $198      $276      $475      $46      $139     $233      $475
====================================================================================================================================

EXAMPLES - TABLE B - continued...

====================================================================================================================================
                                                                                                 If the Contract is annuitized at
                                                           If the Contract is surrendered         the end of the applicable time
                                                            at the end of the applicable       period or if the Contract is simply
                                                                    time period.                 kept in the accumulation phase.
                                                       -----------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
------------------------------------------------------------------------------------------------------------------------------------
Founders Discovery                                 A     $128     $179      $245      $420      $39      $120     $203      $420
                                                   ---------------------------------------------------------------------------------
                                                   B     $130     $184      $252      $433      $41      $124     $210      $433
------------------------------------------------------------------------------------------------------------------------------------
Founders Growth                                    A     $123     $165      $222      $376      $34      $105     $180      $376
                                                   ---------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Founders International Equity                      A     $128     $180      $246      $421      $39      $120     $203      $421
                                                   ---------------------------------------------------------------------------------
                                                   B     $130     $184      $253      $434      $41      $124     $210      $434
------------------------------------------------------------------------------------------------------------------------------------
Founders Passport                                  A     $128     $180      $246      $421      $39      $120     $203      $421
                                                   ---------------------------------------------------------------------------------
                                                   B     $130     $184      $253      $434      $41      $124     $210      $434
------------------------------------------------------------------------------------------------------------------------------------
Japan                                              A     $128     $180      $246      $421      $39      $120     $203      $421
                                                   ---------------------------------------------------------------------------------
                                                   B     $130     $184      $253      $434      $41      $124     $210      $434
------------------------------------------------------------------------------------------------------------------------------------
MidCap Stock                                       A     $123     $165      $222      $376      $34      $105     $180      $376
                                                   ---------------------------------------------------------------------------------
                                                   B     $125     $169      $229      $390      $36      $110     $187      $390
------------------------------------------------------------------------------------------------------------------------------------
Technology Growth                                  A     $125     $171      $232      $394      $36      $111     $189      $394
                                                   ---------------------------------------------------------------------------------
                                                   B     $127     $175      $239      $408      $38      $116     $196      $408
====================================================================================================================================

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of 0.0388% based on average account value of $90,209.00 (as of December 31, 2001).

Premium Accelerator Rider

You may only elect the premium accelerator rider at the time you buy your contract. If you elect the premium accelerator rider at issue, the initial purchase payment and each subsequent purchase payment will receive a premium accelerator which is added to the account value. The premium accelerator is currently 3.00%; however, we may change the accelerator rate at any time. The amount of the premium accelerator is not considered a purchase payment and therefore may not be included in the calculation of certain contract features. No premium accelerator will apply if the contract is canceled pursuant to the right to cancel provision.


In certain unusual circumstances, you might be worse off because of the premium accelerator. This could happen if we recapture the dollar amount of the premium accelerator and the overall investment performance of your contract is negative (if the overall investment performance of your contract is positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the premium accelerator.

Rider Fee. There is a daily charge for the premium accelerator at an annual rate of 0.35% of the assets in each subaccount, but this fee is only deducted for the first nine contract years. Also, interested credited to the fixed account may be lower than interest credited to the contract without the premium accelerator rider. In addition to this fee, the surrender charge is higher and lasts longer if you elect the rider. In addition to the Rider Fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium accelerator.


See Sections 5, EXPENSES and Section 6, ACCESS TO YOUR MONEY in the prospectus.

The following schedule shows the surrender charges that apply during the nine years following payment of each purchase payment if you elect the premium accelerator rider:

----------------------------------------------------------------
                                        Surrender Charge
        Number of Years                (as a percentage of
         Since Purchase                 purchase payment
          Payment Date                    surrendered)
----------------------------------------------------------------
              0-1                              9%
              1-2                              8%
              2-3                              7%
              3-4                              6%
              4-5                              5%
              5-6                              4%
              6-7                              3%
              7-8                              2%
              8-9                              1%
           9 or more                           0
----------------------------------------------------------------


Other. You cannot elect both the Liquidity Rider and the premium accelerator rider.


Termination.  The rider is irrevocable.

   The premium accelerator rider may vary for certain contracts and may not be available for all contracts.